SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payroll and related	$ 3,990	$ 1,027	$ 579
Professional fees	2,233	3,417	1,449
Share-based compensation	4,868	842
Depreciation and amortization	420	321	213
Office maintenance	437	275	23
Public company related expenses	316	254	59
Rent and related expenses	126	96	42
Travel	150
Directors & officers’ insurance	267	119
Doubtful debts	382
Other	410	143
General and administrative expense	$ 13,599	$ 6,494	$ 2,365